Average Annual Total Returns - SA Fidelity Institutional AMSM Real Estate Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(1.11%)	5.98%	8.17%	(1.21%)	5.81%	8.01%	(1.38%)	5.71%	7.89%	(8.00%)	4.77%	8.31%